NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO CLASS A COMMON SHAREHOLDERS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Class A common stock	Sep. 30, 2014 Class A common stock	Apr. 30, 2014 Class A common stock	Dec. 31, 2013 Class A common stock
Numerator:
Net income (loss) attributable to holders of shares of Class A common stock - basic	$ 6,500	$ (12,510)	$ 70,225	$ 35,222	$ (8,530)	$ 6,500	$ (12,510)
Net income (loss) attributable to holders of shares of Class A common stock - diluted						$ 6,500	$ (12,510)
Denominator:
Weighted average shares of Class A common stock outstanding - basic (in shares)						15,262,343	15,262,940
Weighted average number of incremental shares issuable	942,911
Weighted average shares of Class A common stock outstanding - diluted (in shares)						16,205,254	15,262,940
Net income (loss) per share attributable to holders of shares of Class A common stock
Basic (in dollars per share)						$ 0.43	$ (0.82)
Diluted (in dollars per share)						$ 0.40	$ (0.82)
Number of shares of common stock to be issued upon exchange of a partnership unit						1	1	1	1
Fully diluted shares of common stock outstanding if all Class A partnership units were to be exchanged for common stock immediately following the reorganization						55,199,112	54,256,798
Number of antidilutive securities excluded from calculation of diluted income (loss) per share							665,649